SCHEDULE OF SECURED SHORT-TERM LOAN BALANCES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total	$ 1,813,734	$ 1,780,948
Bank Loan One [Member]
Short-Term Debt [Line Items]
Total	1,116,144	1,095,968
Bank Loan Two [Member]
Short-Term Debt [Line Items]
Total	$ 697,590	$ 684,980